Summary of Significant Accounting Policies, Revenue Recognition (Details)	6 Months Ended
Jan. 31, 2023
ZeroFox Digital Risk Protection [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Subscription Contracts Terms	1 year
ZeroFox Digital Risk Protection [Member] | Maximum [Member]
Disaggregation of Revenue [Line Items]
Subscription Contracts Terms	3 years
Breach Services [Member] | Minimum [Member]
Disaggregation of Revenue [Line Items]
Subscription Performance Periods	1 year
Breach Services [Member] | Maximum [Member]
Disaggregation of Revenue [Line Items]
Subscription Performance Periods	3 years